Schedule I—Parent Company only Condensed Financial Information - Schedule of Parent Company Only Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 171,327
Advance to suppliers	32,000
Investment in subsidiaries	8,467,986	7,983,271
Long-term investments	1,356,618
Deferred offering costs		316,179
Total assets	10,027,931	8,299,450
LIABILITIES
Account payable	2,363
Payroll payable	22,500
Other payable	56,000
Total liabilities	1,574,300	852,599
SHAREHOLDERS’ EQUITY
Ordinary shares (Par value US$0.00001 per share, 5,000,000,000 shares authorized, 6,839,600 and 5,000,000 shares issued and outstanding as of December 31, 2024 and 2023)	68	50
Additional paid-in-capital	7,620,339	897,308
Statutory reserves	465,572	465,572
Retained earnings	787,211	6,466,293
Accumulated other comprehensive loss	(419,559)	(382,372)
Total shareholders’ equity	8,453,631	7,446,851
Total liabilities and shareholders’ equity	10,027,931	8,299,450
Related Party
LIABILITIES
Due to related parties	$ 1,493,437	$ 852,599